Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (40,472)	$ (46,724)	$ (456,453)	$ (111,947)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of debt discount	9,542	23,316	(80,828)	(11,654)
Restructuring fee			120,000
Depreciation	181		423
Changes in assets and liabilities
Receivables	849	(4,883)	(154)	(3,538)
Other current assets				294
Accounts payable and accrued expenses	(17,159)	381	106,156	48,841
Net cash from operating activities	(47,059)	(27,910)	(149,200)	(54,696)
Purchase of fixed assets
Net cash used in investing activities	0	0	(2,178)	0
Cash Flows from Financing Activities
Proceeds from loans payable	28,825	5,000
Proceeds from related party loans				5,000
Payments on loans payable	(17,890)	(1,112)		(8,888)
Proceeds from convertible notes payable	64,000		55,000	60,000
Payments on convertible notes payable	(20,000)	25,000	55,217
Proceeds from sale of stock			44,542
Net cash from financing activities	54,935	28,888	154,759	56,112
Net increase (decrease) in cash	7,876	978	3,381	1,416
Cash beginning of period	4,797	1,416	1,416
Cash end of period	12,673	2,394	4,797	1,416
Supplemental disclosure of cash flow information
Cash paid for interest			41,803
Cash paid for tax
Supplemental disclosures of non-cash investing and financing activities:
Debt discount on convertible debentures			$ 37,299